INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year ended December 31,	2019	2018	2017
	$	$	$
Loss for the year before income tax	(296,000)	(41,000)	(302,000)
Expected income tax recovery based on statutory rate	(62,000)	(9,000)	(106,000)
Adjustment to expected income tax benefit:
permanent differences	(4,000)	44,000	(104,000)
change in taxe rate	—	5,360,000	210,000
change in benefit of tax assets not recognized	66,000	(5,395,000)	—
	—	—	—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Year ended December 31,	2019	2018
	$	$

Non-capital loss carryforwards	14,098,000	13,330,000
Capital loss carryforwards	25,540,000	25,540,000
Capital assets	108,000	127,000
Others	115,000	264,000
Total:	39,861,000	39,261,000

Schedule of Operating Loss Carryforwards [Table Text Block]
2025	$98,000
2026	224,000
2027	1,874,000
2028	3,340,000
2029	504,000
2030	1,017,000
2031	1,810,000
2032	1,690,000
2033	865,000
2034	667,000
2035	520,000
2036	238,000
2037	276,000
2038	361,000
2039	313,000
$13,797,000